Capital Management (Tables)	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Summary of Regulatory Capital Measure and Risk-Weighted Assets
Regulatory Capital and Total Loss Absorbing Capacity Measures, Risk-Weighted Assets and Leverage Exposures
(1)

	$		$
(Canadian $ in millions, except as noted)	July 31, 2025		October 31, 2024
CET1 Capital		$57,924		$57,054
Tier 1 Capital		66,720		64,735
Total Capital		76,453		73,911
TLAC		126,809		123,288
Risk-Weighted Assets		430,134		420,838
Leverage Exposures		1,489,621		1,484,962
CET1 Ratio		13.5%		13.6%
Tier 1 Capital Ratio		15.5%		15.4%
Total Capital Ratio		17.8%		17.6%
TLAC Ratio		29.5%		29.3%
Leverage Ratio		4.5%		4.4%
TLAC Leverage Ratio		8.5%		8.3%

(1)	Calculated in accordance with OSFI’s Capital Adequacy Requirements Guideline, Leverage Requirements Guideline and Total Loss Absorbing Capacity (TLAC) Guideline.